Financial instruments and financial risk factors - Schedule of timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 67,369	$ 71,882
Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,662	11,884
Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,837	7,631
Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	50,311	47,461
Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,298	18,849
Later than one year [member] | Trade and other payables | Gulf of Mexico Oil Spill
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,520	10,660
Within one year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56,852	59,618
Within one year | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,527	6,398
Within one year | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,054	2,978
Within one year | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,394	2,013
1 to 2 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,876	1,625
1 to 2 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	329	230
1 to 2 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,820	2,811
1 to 2 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,151	1,848
2 to 3 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,158	1,378
2 to 3 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	147	207
2 to 3 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,767	4,066
2 to 3 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,907	1,684
3 to 4 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,178	1,192
3 to 4 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	135	110
3 to 4 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,367	5,077
3 to 4 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,666	1,452
4 to 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,141	1,188
4 to 5 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	121	114
4 to 5 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,778	5,773
4 to 5 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,396	1,204
5 to 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,028	6,109
5 to 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	382	348
5 to 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,939	13,621
5 to 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,894	3,680
Over 10 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	136	772
Over 10 years | Accruals
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	196	224
Over 10 years | Finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,586	13,135
Over 10 years | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 6,890	6,968
Increase (decrease) due to corrections of prior period errors [member] | Interest on finance debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 3,022